SCHEDULE II	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company)
Condensed Financial Information of Registrant (Parent Company)

Balance Sheet
as of December 31, 2011 and 2010
(Dollars in millions)

ASSETS
	2011	2010
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	$93.5	$—
Cash and cash equivalents - unrestricted	70.2	160.0
Cash and cash equivalents - restricted	26.0	—
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	17.9	—
Trading securities	16.5	—
Other invested assets	28.6	.2
Investment in wholly-owned subsidiaries (eliminated in consolidation)	5,488.6	4,848.3
Receivable from subsidiaries (eliminated in consolidation)	4.1	2.3
Other assets	19.1	20.5
Total assets	$5,764.5	$5,031.3

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Notes payable	$857.9	$998.5
Payable to subsidiaries (eliminated in consolidation)	84.6	78.3
Income tax liabilities, net	100.2	87.2
Investment borrowings	24.8	—
Other liabilities	83.2	55.7
Total liabilities	1,150.7	1,219.7
Commitments and Contingencies
Shareholders' equity:
Common stock and additional paid-in capital ($.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 - 241,304,503; 2010 - 251,084,174)	4,364.3	4,426.7
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$5,764.5	$5,031.3

The accompanying notes are an integral part
of the consolidated financial statements.

CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Condensed Financial Information of Registrant (Parent Company)

Statement of Operations
for the years ended December 31, 2011, 2010 and 2009
(Dollars in millions)

	2011	2010	2009
Revenues:
Net investment losses	$(4.0)	$—	$—
Net realized investment gains (losses)	1.0	—	(.2)
Investment income from subsidiaries (eliminated in consolidation)	.2	—	—
Total revenues	(2.8)	—	(.2)
Expenses:
Interest expense on notes payable	76.3	79.3	84.7
Intercompany expenses (eliminated in consolidation)	.3	1.3	2.4
Operating costs and expenses	53.8	49.3	45.6
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Total expenses	133.8	136.7	154.9
Loss before income taxes and equity in undistributed earnings of subsidiaries	(136.6)	(136.7)	(155.1)
Income tax benefit on period income	(42.2)	(50.8)	(57.8)
Loss before equity in undistributed earnings of subsidiaries	(94.4)	(85.9)	(97.3)
Equity in undistributed earnings of subsidiaries (eliminated in consolidation)	430.1	326.5	117.7
Net income	$335.7	$240.6	$20.4

The accompanying notes are an integral part
of the consolidated financial statements.
CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Condensed Financial Information of Registrant (Parent Company)

Statement of Cash Flows
for the years ended December 31, 2011, 2010 and 2009
(Dollars in millions)

	2011	2010	2009
Cash flows used by operating activities	$(85.5)	$(119.1)	$(110.7)
Cash flows from investing activities:
Sales of investments	1,422.9	—	—
Sales of investments - affiliated*	10.0	—	—
Purchases of investments	(1,569.5)	—	—
Purchases of investments - affiliated*	(10.0)	—	—
Net purchases of trading securities	(16.5)	—	—
Dividends received from consolidated subsidiary, net of capital contributions*	236.0	26.6	—
Change in restricted cash	(26.0)	—	—
Net cash provided by investing activities	46.9	26.6	—
Cash flows from financing activities:
Issuance of notes payable, net	—	756.1	172.0
Payments on notes payable	(144.8)	(793.6)	(461.2)
Issuance of common stock	2.2	—	296.3
Payments to repurchase common stock	(69.8)	—	—
Expenses related to debt modification or extinguishment of debt	—	—	(14.7)
Investment borrowings	24.8	—	—
Issuance of notes payable to affiliates*	169.7	177.0	266.9
Payments on notes payable to affiliates*	(33.3)	(32.3)	(59.8)
Net cash provided (used) by financing activities	(51.2)	107.2	199.5
Net increase (decrease) in cash and cash equivalents	(89.8)	14.7	88.8
Cash and cash equivalents, beginning of the year	160.0	145.3	56.5
Cash and cash equivalents, end of the year	$70.2	$160.0	$145.3

* Eliminated in consolidation

The accompanying notes are an integral part
of the consolidated financial statements.

CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Notes to Condensed Financial Information

1. Basis of Presentation

The condensed financial information should be read in conjunction with the consolidated financial statements of CNO Financial Group, Inc. The condensed financial information includes the accounts and activity of the parent company.